UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22656

American Funds Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive,

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Steven I. Koszalka

American Funds Portfolio Series

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Portfolio SeriesSM American Funds Global Growth PortfolioSM Investment portfolio July 31, 2013 unaudited

Fund investments
		Value
Growth funds 70.0%	Shares	(000)

The New Economy Fund, Class R-6	2,454,450	$ 85,341
New Perspective Fund, Class R-6	3,613,092	128,012
New World Fund, Inc., Class R-6	1,534,362	85,341
		298,694
Growth-and-income funds 30.0%

Capital World Growth and Income Fund, Class R-6	3,103,317	128,012

Total investment securities (cost: $389,409,000)		426,706
Other assets less liabilities		(133)
Net assets		$426,573

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 37,193
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	37,193
Cost of investment securities for federal income tax purposes	389,513

American Funds Growth PortfolioSM

Investment portfolio

July 31, 2013

unaudited

Fund investments
		Value
Growth funds 70.0%	Shares	(000)

AMCAP Fund, Class R-6	8,472,319	$ 217,908
EuroPacific Growth Fund, Class R-6	4,140,220	181,590
SMALLCAP World Fund, Inc., Class R-6	2,344,105	108,954
		508,452
Growth-and-income funds 30.0%

Fundamental Investors, Class R-6	4,589,470	217,908

Total investment securities (cost: $654,230,000)		726,360
Other assets less liabilities		(213)
Net assets		$726,147

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 71,939
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	71,939
Cost of investment securities for federal income tax purposes	654,421

American Funds
Growth and Income PortfolioSM

Investment portfolio

July 31, 2013

unaudited

Fund investments
		Value
Growth funds 20.0%	Shares	(000)

The Growth Fund of America, Class R-6	7,480,423	$ 304,303
Growth-and-income funds 40.0%

Capital World Growth and Income Fund, Class R-6	7,377,058	304,304
The Investment Company of America, Class R-6	8,588,869	304,304
		608,608
Equity-income and Balanced funds 25.0%

Capital Income Builder, Class R-6	6,773,140	380,379
Bond funds 15.0%

Capital World Bond Fund, Class R-6	11,320,819	228,228

Total investment securities (cost: $1,415,449,000)		1,521,518
Other assets less liabilities		(489)
Net assets		$1,521,029

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 114,714
Gross unrealized depreciation on investment securities	(8,737)
Net unrealized appreciation on investment securities	105,977
Cost of investment securities for federal income tax purposes	1,415,541

American Funds Balanced PortfolioSM

Investment portfolio

July 31, 2013

unaudited

Fund investments
		Value
Growth funds 20.0%	Shares	(000)

New Perspective Fund, Class R-6	6,891,744	$ 244,175
Growth-and-income funds 30.0%

Capital World Growth and Income Fund, Class R-6	4,439,536	183,131
Washington Mutual Investors Fund, Class R-6	4,946,809	183,131
		366,262
Equity-income and Balanced funds 25.0%

American Balanced Fund, Class R-6	13,392,634	305,218
Bond funds 25.0%

The Bond Fund of America, Class R-6	24,437,000	305,218

Total investment securities (cost: $1,138,288,000)		1,220,873
Other assets less liabilities		(355)
Net assets		$1,220,518

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 90,935
Gross unrealized depreciation on investment securities	(8,452)
Net unrealized appreciation on investment securities	82,483
Cost of investment securities for federal income tax purposes	1,138,390

American Funds Income PortfolioSM

Investment portfolio

July 31, 2013

unaudited

Fund investments
		Value
Growth-and-income funds 20.0%	Shares	(000)

American Mutual Fund, Class R-6	7,630,529	$ 251,273
Equity-income and Balanced funds 40.0%

Capital Income Builder, Class R-6	4,474,240	251,274
The Income Fund of America, Class R-6	12,787,447	251,273
		502,547
Bond funds 40.0%

American High-Income Trust, Class R-6	22,276,004	251,274
U.S. Government Securities Fund, Class R-6	18,247,881	251,273
		502,547
Total investment securities (cost: $1,211,597,000)		1,256,367
Other assets less liabilities		(233)
Net assets		$1,256,134

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 54,216
Gross unrealized depreciation on investment securities	(9,503)
Net unrealized appreciation on investment securities	44,713
Cost of investment securities for federal income tax purposes	1,211,654

American Funds Tax-Advantaged Income PortfolioSM

Investment portfolio

July 31, 2013

unaudited

Fund investments
		Value
Growth-and-income funds 50.0%	Shares	(000)

Capital World Growth and Income Fund, Class R-6	1,407,812	$ 58,072
Washington Mutual Investors Fund, Class R-6	1,566,649	57,998
		116,070
Tax-exempt bond funds 50.0%

American High-Income Municipal Bond Fund, Class R-6	4,009,964	58,064
The Tax-Exempt Bond Fund of America, Class R-6	4,667,546	58,064
		116,128
Total investment securities (cost: $223,870,000)		232,198
Other assets less liabilities		(49)
Net assets		$232,149

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 14,342
Gross unrealized depreciation on investment securities	(6,084)
Net unrealized appreciation on investment securities	8,258
Cost of investment securities for federal income tax purposes	223,940

American Funds
Preservation PortfolioSM

Investment portfolio

July 31, 2013

unaudited

Fund investments
		Value
Bond funds 100.0%	Shares	(000)

The Bond Fund of America, Class R-6	7,618,412	$ 95,154
Intermediate Bond Fund of America, Class R-6	14,128,281	190,308
Short-Term Bond Fund of America, Class R-6	19,088,058	190,308
Total investment securities (cost: $484,550,000)		475,770
Other assets less liabilities		(150)
Net assets		$475,620

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ —
Gross unrealized depreciation on investment securities	(9,024)
Net unrealized depreciation on investment securities	(9,024)
Cost of investment securities for federal income tax purposes	484,794

American Funds Tax-Exempt Preservation PortfolioSM

Investment portfolio

July 31, 2013

unaudited

Fund investments
		Value
Tax-exempt bond funds 100.0%	Shares	(000)

Limited Term Tax-Exempt Bond Fund of America, Class R-6	8,257,950	$ 131,632
The Tax-Exempt Bond Fund of America, Class R-6	4,534,855	56,413
Total investment securities (cost: $194,247,000)		188,045
Other assets less liabilities		(68)
Net assets		$187,977

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ —
Gross unrealized depreciation on investment securities	(6,489)
Net unrealized depreciation on investment securities	(6,489)
Cost of investment securities for federal income tax purposes	194,534

Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2013, all of the investment securities held by each fund were classified as Level 1.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-900-0913O-S37757

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS PORTFOLIO SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: September 27, 2013

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: September 27, 2013